Operating leases (Tables)	6 Months Ended
Jun. 30, 2025
Leases [Abstract]
Schedule of Lease Costs
Lease costs recorded under operating leases for three and six months ended June 30, 2025 and June 30, 2024 were as follows:

	Three Months Ended		Six Months Ended
	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024
	(in thousands)
Operating lease costs	$11,469	$9,287	$22,668	$22,450
Income from sub-leases	(851)	(301)	(1,619)	(637)
Net operating lease costs	$10,618	$8,986	$21,049	$21,813

Schedule of Operating Lease Maturity
Future minimum lease payments under non-cancelable leases as of June 30, 2025 were as follows:

(in thousands)
Year 1	$44,447
Year 2	38,228
Year 3	31,257
Year 4	23,087
Year 5	15,709
Thereafter	38,457
Total future minimum lease payments	191,185
Lease imputed interest	(19,768)
Total	$171,417